Related Party Transactions and Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loan - current	$ 0	$ 2,304
Loan - non - current	7,070	0
Due to Related Parties	$ 7,070	$ 2,304